UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	10/31/2010

Item 1.	Schedule of Investments

Prudential Investment Portfolios 5

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS
Aerospace & Defense 2.8%
45,348	Lockheed Martin Corp.	$3,232,859
6,044	Precision Castparts Corp.	825,490
27,207	United Technologies Corp.	2,034,267

		6,092,616
Airlines 0.4%
66,832	Delta Air Lines, Inc.(a)	928,297

Beverages 2.7%
53,395	Coca-Cola Co. (The)	3,274,181
42,080	PepsiCo, Inc.	2,747,824

		6,022,005
Biotechnology 0.7%
25,430	Celgene Corp.(a)	1,578,440

Capital Markets 6.9%
58,317	Ameriprise Financial, Inc.	3,014,406
16,699	BlackRock, Inc. (Class A Stock)	2,855,362
35,665	Goldman Sachs Group, Inc. (The)	5,740,282
149,013	Morgan Stanley	3,705,953

		15,316,003
Communications Equipment 4.4%
353,925	Cisco Systems, Inc.(a)	8,080,108
49,606	Juniper Networks, Inc.(a)	1,606,738

		9,686,846
Computers & Peripherals 7.9%
28,958	Apple, Inc.(a)	8,712,593
128,893	Hewlett-Packard Co.	5,421,240
36,846	NetApp, Inc.(a)	1,962,049
38,172	SanDisk Corp.(a)	1,434,504

		17,530,386
Diversified Financial Services 2.6%
151,911	JPMorgan Chase & Co.	5,716,411

Diversified Telecommunication Services 0.3%
87,171	Frontier Communications Corp.	765,361

Electric Utilities 1.4%
48,447	ITC Holdings Corp.	3,033,267

Energy Equipment & Services 1.4%
43,761	Schlumberger Ltd.	3,058,456

Food & Staples Retailing 2.9%
110,452	Sysco Corp.	3,253,916
57,256	Wal-Mart Stores, Inc.	3,101,557

		6,355,473
Food Products 1.1%
18,083	Kraft Foods, Inc. (Class A Stock)	583,539
61,814	Unilever PLC (United Kingdom)	1,781,877

		2,365,416
Healthcare Equipment & Supplies 0.8%
10,640	Alcon, Inc.	1,784,541

Healthcare Providers & Services 3.3%
96,094	Cardinal Health, Inc.	3,333,501
11,437	Express Scripts, Inc.(a)	554,923
51,187	McKesson Corp.	3,377,318

		7,265,742
Hotels Restaurants & Leisure 6.3%
80,464	Carnival Corp.	3,473,631
17,064	Las Vegas Sands Corp.(a)	782,896
114,341	Marriott International, Inc. (Class A Stock)(b)	4,236,334
68,430	McDonald’s Corp.	5,321,801

		13,814,662
Household Products 1.4%
49,696	Procter & Gamble Co. (The)	3,159,175

Independent Power Producers & Energy Traders 2.0%
228,600	Calpine Corp.(a)	2,857,500
57,243	Ormat Technologies, Inc.(b)	1,631,998

		4,489,498

Industrial Conglomerates 2.5%
186,608	General Electric Co.	2,989,460
64,828	Tyco International Ltd.(b)	2,481,616

		5,471,076
Insurance 4.5%
53,257	ACE Ltd.	3,164,531
130,253	Hartford Financial Services Group, Inc.(b)	3,123,467
18,293	MetLife, Inc.	737,757
53,096	Travelers Cos., Inc. (The)	2,930,899

		9,956,654
Internet & Catalog Retail 2.9%
39,358	Amazon.com, Inc.(a)	6,499,580

Internet Software & Services 3.0%
22,558	Baidu, Inc. (China), ADR(a)	2,481,606
5,204	Google, Inc. (Class A Stock)(a)	3,190,000
43,581	Tencent Holdings Ltd. (China), ADR	1,007,157

		6,678,763
IT Services 3.0%
23,263	International Business Machines Corp.	3,340,567
9,170	MasterCard, Inc. (Class A Stock)	2,201,350
15,121	Visa, Inc. (Class A Stock)	1,182,009

		6,723,926
Machinery 2.9%
14,276	Cummins, Inc.	1,257,715
35,984	Eaton Corp.	3,196,459
46,700	Ingersoll-Rand PLC	1,835,777

		6,289,951
Media 2.1%
120,574	CBS Corp. (Class B Stock)	2,041,318
69,433	Walt Disney Co. (The)	2,507,225

		4,548,543
Metals & Mining 1.5%
257,291	Alcoa, Inc.	3,378,231

Multiline Retail 0.8%
24,839	Macy’s, Inc.	587,194
22,610	Target Corp.	1,174,363

		1,761,557
Oil, Gas & Consumable Fuels 4.9%
38,480	Chevron Corp.	3,178,833
52,950	ConocoPhillips	3,145,230
49,405	Exxon Mobil Corp.	3,283,950
15,873	Occidental Petroleum Corp.	1,248,094

		10,856,107
Pharmaceuticals 7.4%
122,946	Abbott Laboratories	6,309,589
49,915	Johnson & Johnson	3,178,088
65,812	Novartis AG (Switzerland), ADR(b)	3,813,805
18,518	Shire PLC (Ireland), ADR	1,298,112
35,720	Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,853,868

		16,453,462
Real Estate Investment Trusts 1.4%
35,288	Vornado Realty Trust	3,083,818

Semiconductors & Semiconductor Equipment 2.5%
272,561	Intel Corp.	5,470,299

Software 3.1%
193,605	Oracle Corp.	5,691,987
4,696	Salesforce.com, Inc.(a)(b)	545,065
8,693	VMware, Inc. (Class A Stock)(a)	664,667

		6,901,719
Specialty Retail 1.5%
77,446	Best Buy Co., Inc.	3,328,629

Textiles, Apparel & Luxury Goods 2.0%
29,217	Coach, Inc.	1,460,850
35,911	NIKE, Inc. (Class B Stock)(b)	2,924,592

		4,385,442
Tobacco 1.5%
56,810	Philip Morris International, Inc.	3,323,385

Wireless Telecommunication Services 2.2%
63,688	American Tower Corp. (Class A Stock)(a)	3,286,938
34,690	Crown Castle International Corp.(a)	1,495,833

		4,782,771

	Total long-term investments (cost $184,427,290)	218,856,508

SHORT-TERM INVESTMENT 7.0%
Affiliated Money Market Mutual Fund
15,412,115	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $15,412,115; includes $12,977,063 of cash collateral received for securities on loan)(c)(d)	15,412,115

	Total Investments 106.0% (cost $199,839,405)(e)	234,268,623
	Liabilities in excess of other assets (6.0%)	(13,315,565)

	Net Assets 100.0%	$220,953,058

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,627,170; cash collateral of $12,977,063 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the fund’s investments and the net unrealized appreciation as of October 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$201,843,644	$33,309,959	$(884,980)	$32,424,979

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$218,856,508	$—	$—
Affiliated Money Market Mutual Fund	15,412,115	—	—

Total	$234,268,623	$—	$—

Prudential Investment Portfolios 5

Prudential Small Cap Value Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS
Aerospace & Defense — 1.3%
13,400	AAR Corp.*	$295,336
17,600	Ceradyne, Inc.*	419,056
9,100	Ducommun, Inc.	195,377
13,100	Ladish Co., Inc.*	419,069

		1,328,838
Air Freight & Logistics — 0.7%
18,600	Air Transport Services Group, Inc.*	124,992
11,200	Atlas Air Worldwide Holdings, Inc.*	585,312

		710,304
Airlines — 1.7%
14,000	Alaska Air Group, Inc.*	739,200
13,500	Hawaiian Holdings, Inc.*	98,820
38,700	Republic Airways Holdings, Inc.*	359,523
40,000	SkyWest, Inc.	606,400

		1,803,943
Auto Components — 0.2%
37,800	Spartan Motors, Inc.	192,024
Beverages — 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	95,976
Biotechnology — 0.1%
24,800	PDL BioPharma, Inc.	129,704
Building Products — 0.9%
7,300	A.O. Smith Corp.	409,019
4,000	Ameron International Corp.	275,040
17,300	Apogee Enterprises, Inc.	181,477
9,800	Insteel Industries, Inc.	84,182

		949,718
Capital Markets — 1.5%
24,300	BGC Partners, Inc. (Class A Stock)	168,642
8,700	Calamos Asset Management, Inc. (Class A Stock)	104,313
32,400	GFI Group, Inc.	155,196
20,100	Knight Capital Group, Inc. (Class A Stock)*(a)	261,903
3,300	Oppenheimer Holdings, Inc. (Class A Stock)	83,985
14,200	optionsXpress Holdings, Inc.*	226,774
10,100	Raymond James Financial, Inc.	285,022
10,400	SWS Group, Inc.	71,448
43	Teton Advisors, Inc. (Class B Stock)*	—
28,800	TradeStation Group, Inc.*	158,112

		1,515,395
Chemicals — 3.2%
4,900	Arch Chemicals, Inc.	173,999
7,000	Cytec Industries, Inc.	346,640

15,700	Grace, (W.R.) & Co.*	503,342
12,000	Innophos Holdings, Inc.(a)	440,640
600	Koppers Holdings, Inc.	16,728
13,200	LSB Industries, Inc.*	295,020
2,800	Lubrizol Corp. (The)	286,972
21,500	Olin Corp.	429,785
17,200	OM Group, Inc.*	572,244
15,000	RPM International, Inc.	310,650

		3,376,020
Commercial Banks — 11.1%
3,200	BancFirst Corp.	131,520
18,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	278,921
9,000	BancorpSouth, Inc.(a)	118,710
9,700	Bank of the Ozarks, Inc.	368,697
19,000	Cathay General Bancorp	258,400
300	Century Bancorp, Inc. (Class A Stock)	7,127
16,100	Chemical Financial Corp.	326,508
15,500	City Holding Co.(a)	491,350
24,300	Community Bank System, Inc.	567,891
7,500	Community Trust Bancorp, Inc.	204,825
21,100	CVB Financial Corp.(a)	160,571
4,700	First Bancorp	62,933
13,300	First Community Bancshares, Inc.	179,018
25,600	First Financial Bancorp	431,104
23,900	First Merchants Corp.	198,848
18,200	First Midwest Bancorp, Inc.	194,922
34,295	FirstMerit Corp.	589,188
15,900	FNB Corp.	135,150
5,700	IBERIABANK Corp.	296,685
21,000	Independent Bank Corp.	493,290
33,540	International Bancshares Corp.	574,540
31,874	National Penn Bancshares, Inc.	206,862
25,500	NBT Bancorp, Inc.	562,275
44,300	Old National Bancorp	419,078
12,600	PacWest Bancorp(a)	219,618
5,500	Park National Corp.(a)	359,425
1,700	Renasant Corp.(a)	27,795
8,200	Republic Bancorp, Inc. (Class A Stock)	167,608
9,700	S&T Bancorp, Inc.	190,120
4,200	Sandy Spring Bancorp, Inc.	73,080
2,000	SCBT Financial Corp.	61,060
16,400	Simmons First National Corp. (Class A Stock)	445,916
3,210	Southside Bancshares, Inc.	60,380
3,700	Suffolk Bancorp	95,830
25,850	Susquehanna Bancshares, Inc.	204,215
10,200	SVB Financial Group*(a)	442,068
3,300	Tompkins Financial Corp.	127,380
2,700	Trico Bancshares	42,093
22,600	Trustmark Corp.	499,234
24,900	Umpqua Holdings Corp.	273,900
17,700	United Bankshares, Inc.	472,944
12,600	WesBanco, Inc.	209,286
11,500	Wintrust Financial Corp.	344,310

		11,574,675

Commercial Services & Supplies — 3.5%
31,800	ACCO Brands Corp.*	198,114
15,500	American Reprographics Co.*	110,360
13,300	Cenveo, Inc.*	73,150
4,900	Consolidated Graphics, Inc.*	228,095
21,500	Deluxe Corp.	439,460
14,300	Ennis, Inc.	257,972
9,100	G & K Services, Inc. (Class A Stock)	224,952
15,600	Herman Miller, Inc.	299,988
10,500	HNI Corp.	258,930
8,900	Knoll, Inc.	135,013
7,300	M&F Worldwide Corp.*	196,224
18,800	McGrath RentCorp	475,828
7,800	Mobile Mini, Inc.*	135,954
12,100	Schawk, Inc.	234,982
7,600	UniFirst Corp.	349,828

		3,618,850
Communications Equipment — 0.7%
32,100	Arris Group, Inc.*	298,851
10,200	Black Box Corp.	338,640
4,200	InterDigital, Inc.*	140,994

		778,485
Construction & Engineering — 1.5%
11,500	Comfort Systems USA, Inc.	131,675
18,200	Dycom Industries, Inc.*	194,740
18,500	EMCOR Group, Inc.*(a)	478,225
13,400	Great Lakes Dredge & Dock Corp.	82,946
8,400	Layne Christensen Co.*	234,696
6,000	Sterling Construction Co, Inc.*	73,200
15,000	Tutor Perini Corp.*	348,150

		1,543,632
Consumer Discretionary — 0.3%
10,000	Lincoln Educational Services Corp.*	124,600
9,800	Sturm Ruger & Co., Inc.(a)	153,468

		278,068
Consumer Finance — 1.9%
28,000	Advance America Cash Advance Centers, Inc.	139,720
14,200	Cash America International, Inc.	500,266
6,089	Credit Acceptance Corp.*	358,094
5,700	First Cash Financial Services, Inc.*	165,699
11,500	Nelnet, Inc. (Class A Stock)	258,405
11,700	World Acceptance Corp.*	504,855

		1,927,039
Containers & Packaging — 0.6%
29,400	Boise, Inc.*	213,150
7,900	Rock-Tenn Co. (Class A Stock)	449,115

		662,265

Distributors — 0.2%
6,600	Core-Mark Holding Co., Inc.*	217,800
Diversified Consumer Services — 1.4%
4,000	CPI Corp.	98,640
6,500	Pre-Paid Legal Services, Inc.*	391,170
31,400	Regis Corp.(a)	642,130
7,700	Steiner Leisure Ltd. (Bahamas)*	298,529

		1,430,469
Diversified Financial Services — 0.3%
15,900	PHH Corp.*	306,393
800	Portfolio Recovery Associates, Inc.*	53,640

		360,033
Diversified Telecommunication Services — 0.4%
4,800	Atlantic Tele-Network, Inc.	202,848
36,600	Premiere Global Services, Inc.*	249,978

		452,826
Electric
2,400	Central Vermont Public Service Corp.	48,528
Electric Utilities — 3.8%
9,800	Allete, Inc.	356,524
27,900	El Paso Electric Co.*	686,340
13,500	Empire District Electric Co. (The)	284,040
17,400	IDACORP, Inc.	640,320
3,800	MGE Energy, Inc.	154,090
21,700	Portland General Electric Co.	453,530
13,200	UIL Holdings Corp.	382,272
13,800	UniSource Energy Corp.	483,966
3,800	Unitil Corp.	82,536
17,600	Westar Energy, Inc.	445,280

		3,968,898
Electrical Equipment — 1.3%
18,700	Brady Corp. (Class A Stock)	575,025
1,300	Powell Industries, Inc.*	40,118
4,800	Regal-Beloit Corp.	277,008
10,100	Thomas & Betts Corp.*	439,855

		1,332,006
Electronic Equipment & Instruments — 2.3%
9,100	Anixter International, Inc.	488,579
8,800	Avnet, Inc.*	262,064
14,900	Brightpoint, Inc.*	111,601
18,500	Checkpoint Systems, Inc.*	407,000
29,900	CTS Corp.	303,485
13,000	Electro Rent Corp.	193,180

6,200	Insight Enterprises, Inc.*	93,744
2,200	Measurement Specialties, Inc.*	49,148
10,800	Multi-Fineline Electronix, Inc.*	264,384
21,300	TTM Technologies, Inc.*	223,224

		2,396,409
Energy — 0.3%
27,200	TETRA Technologies, Inc.*	265,472
Energy Equipment & Services — 2.6%
16,300	Bristow Group, Inc.*	632,114
22,200	Cal Dive International, Inc.*	112,332
9,200	Dawson Geophysical Co.*	228,528
11,000	Gulfmark Offshore, Inc. (Class A Stock)*	325,710
13,300	Hornbeck Offshore Services, Inc.*	295,792
8,000	Matrix Service Co.*	72,640
9,100	Natural Gas Services Group, Inc.*	143,325
8,500	Oil States International, Inc.*	434,520
14,000	Pioneer Drilling Co.*	86,240
8,600	Tidewater, Inc.	396,718

		2,727,919
Exchange Traded Fund — 0.6%
9,100	iShares Russell 2000 Value Index Fund(a)	585,858
Financial Services — 0.3%
3,700	Dollar Financial Corp.*	92,574
18,400	Investment Technology Group, Inc.*	262,016

		354,590
Food & Staples Retailing — 2.1%
11,400	Andersons, Inc. (The)	448,818
20,200	Ingles Markets, Inc. (Class A Stock)	370,872
12,200	Nash-Finch Co.	511,180
14,800	Pantry, Inc. (The)*	287,860
15,800	Ruddick Corp.	551,420

		2,170,150
Food Products — 0.8%
8,500	Cal-Maine Foods, Inc.	246,245
5,300	Chiquita Brands International, Inc.*	70,331
21,000	Fresh del Monte Produce, Inc. (Cayman Islands)*	464,730

		781,306
Food — 0.1%
7,900	Winn-Dixie Stores, Inc.*	52,930
Gas Utilities — 2.4%
4,600	AGL Resources, Inc.	180,596
15,300	Atmos Energy Corp.	450,585
8,800	Energen Corp.	392,832
6,800	Laclede Group, Inc. (The)	238,748
9,500	ONEOK, Inc.	473,290
22,500	Southwest Gas Corp.	782,100

		2,518,151

Healthcare — 0.2%
17,700	PharMerica Corp.*	177,708
Healthcare Equipment & Supplies — 0.5%
6,800	Greatbatch, Inc.*	147,900
15,000	Invacare Corp.	405,000

		552,900
Healthcare Providers & Services — 3.8%
30,800	Alliance HealthCare Services, Inc.*	121,352
4,800	Amedisys, Inc.*(a)	122,208
17,300	AMN Healthcare Services, Inc.*	91,690
21,100	AmSurg Corp.*	381,488
22,700	Centene Corp.*	506,664
19,600	Cross Country Healthcare, Inc.*	143,080
21,200	HealthSouth Corp.*(a)	383,508
27,100	HealthSpring, Inc.*	791,049
11,900	Healthways, Inc.*	124,712
27,100	Kindred Healthcare, Inc.*	371,812
22,700	MedCath Corp.*	224,957
1,000	National Healthcare Corp.	36,410
6,700	Providence Service Corp. (The)*	110,081
15,100	Skilled Healthcare Group, Inc. (Class A Stock)*	56,625
24,700	Sun Healthcare Group, Inc.*	234,897
15,500	Universal American Corp.	249,240
2,600	US Physical Therapy, Inc.*	48,802

		3,998,575
Healthcare Services
9,300	Five Star Quality Care, Inc.*	50,499
Hotels, Restaurants & Leisure — 3.0%
15,800	Bob Evans Farms, Inc.	453,460
6,600	California Pizza Kitchen, Inc.*	108,966
11,600	CEC Entertainment, Inc.*	385,120
8,100	Cracker Barrel Old Country Store, Inc.	436,509
17,200	Domino’s Pizza, Inc.*	255,248
10,700	Jack in the Box, Inc.*	247,812
9,800	Life Time Fitness, Inc.*(a)	354,074
10,300	Monarch Casino & Resort, Inc.*	118,965
5,800	Papa John’s International, Inc.*	149,814
26,100	Ruby Tuesday, Inc.*	315,810
13,800	Sonic Corp.*	122,544
10,800	Speedway Motorsports, Inc.	165,240

		3,113,562
Household Durables — 1.0%
14,000	American Greetings Corp. (Class A Stock)	271,180
6,350	Blyth, Inc.	254,762
15,600	CSS Industries, Inc.	260,988
8,300	Helen of Troy Ltd. (Bermuda)*	212,895

		999,825

Household Products — 0.1%
10,000	Central Garden & Pet Co. (Class A Stock)*	104,500
Industrial — 0.5%
23,900	Aircastle Ltd.	220,119
13,300	CBIZ, Inc.*	78,736
30,900	Excel Maritime Carriers Ltd. (Greece)*(a)	179,838

		478,693
Industrial Conglomerates — 0.8%
300	Seaboard Corp.	556,215
11,700	Tredegar Corp.	225,693

		781,908
Insurance — 7.4%
11,500	American Equity Investment Life Holding Co.	124,775
9,800	AMERISAFE, Inc.*	187,082
7,900	AmTrust Financial Services, Inc.	118,263
14,394	Argo Group International Holdings Ltd. (Bermuda)	499,328
15,400	CNA Surety Corp.*	296,450
25,000	Delphi Financial Group, Inc. (Class A Stock)	676,750
17,000	Employers Holdings, Inc.	275,230
1,600	Enstar Group Ltd. (Bermuda)*	128,304
7,200	FBL Financial Group, Inc. (Class A Stock)	188,352
9,500	Flagstone Reinsurance Holdings SA (Luxembourg)	103,550
10,800	FPIC Insurance Group, Inc.*	382,536
15,100	HCC Insurance Holdings, Inc.	399,848
9,300	Infinity Property & Casualty Corp.	481,275
37,300	Meadowbrook Insurance Group, Inc.	321,899
31,000	National Financial Partners Corp.*(a)	427,800
19,100	Platinum Underwriters Holdings Ltd. (Bermuda)	822,255
14,300	ProAssurance Corp.*	822,107
10,700	Safety Insurance Group, Inc.	497,122
35,000	Selective Insurance Group, Inc.	592,200
9,100	Tower Group, Inc.	220,948
27,600	Universal Insurance Holdings, Inc.	125,580

		7,691,654
Internet & Catalog Retail — 0.2%
13,600	NutriSystem, Inc.	260,032
Internet Software & Services — 1.0%
41,700	EarthLink, Inc.	374,883
4,200	j2 Global Communications, Inc.*	110,670
61,049	United Online, Inc.	377,283
14,800	ValueClick, Inc.*	203,648

		1,066,484
IT Services — 2.0%
23,900	Acxiom Corp.*	419,445
9,900	CACI International, Inc. (Class A Stock)*	496,188
19,500	CSG Systems International, Inc.*	379,080
15,200	Euronet Worldwide, Inc.*	274,512
20,600	Global Cash Access Holdings, Inc.*	74,984
12,200	TeleTech Holdings, Inc.*	185,196
9,000	Unisys Corp.*	207,450

		2,036,855

Leisure Equipment & Products — 1.1%
22,400	JAKKS Pacific, Inc.*(a)	422,240
4,700	Polaris Industries, Inc.	334,123
4,700	Pool Corp.	94,658
11,700	RC2 Corp.*	246,870

		1,097,891
Life Science Tools & Services — 0.2%
18,500	Kendle International, Inc.*	168,535
Machinery — 2.7%
13,200	Actuant Corp. (Class A Stock)(a)	296,604
2,800	Albany International Corp. (Class A Stock)	57,120
300	American Railcar Industries, Inc.*	4,623
5,000	Chart Industries, Inc.*	116,500
7,900	Columbus McKinnon Corp.*	138,724
9,300	Crane Co.	355,818
6,500	Dynamic Materials Corp.	100,945
14,900	EnPro Industries, Inc.*(a)	523,586
32,400	Force Protection, Inc.*	181,764
4,400	Greenbrier Cos., Inc.*	80,080
2,800	Harsco Corp.	64,904
10,400	Timken Co.	430,768
13,500	Watts Water Technologies, Inc. (Class A Stock)	474,795

		2,826,231
Marine — 0.5%
34,400	Eagle Bulk Shipping, Inc.*(a)	176,472
13,500	Genco Shipping & Trading Ltd. (Marshall Island)*(a)	223,425
4,900	International Shipholding Corp.	137,053

		536,950
Media — 1.2%
37,500	Belo Corp. (Class A Stock)*	217,125
14,400	Entercom Communications Corp. (Class A Stock)*	120,240
24,000	Harte-Hanks, Inc.	289,920
7,300	Mediacom Communications Corp. (Class A Stock)*	50,370
12,400	Scholastic Corp.	365,180
22,500	Sinclair Broadcast Group, Inc. (Class A Stock)*	179,775

		1,222,610
Metals & Mining — 0.7%
15,200	A.M. Castle & Co.*	234,080
9,900	Kaiser Aluminum Corp.	445,401

		679,481
Multi-Utilities — 2.0%
30,400	Avista Corp.	663,936
17,500	Black Hills Corp.	557,200
15,400	NorthWestern Corp.	458,458
14,500	Vectren Corp.	397,010

		2,076,604

Oil, Gas & Consumable Fuels — 3.6%
12,400	ATP Oil & Gas Corp.*(a)	178,064
15,400	Berry Petroleum Co. (Class A Stock)(a)	526,834
11,300	Bill Barrett Corp.*	426,575
10,000	Delek US Holdings, Inc.	73,500
13,800	DHT Holdings, Inc.	59,340
7,600	Frontline Ltd. (Bermuda)	218,500
7,800	Green Plains Renewable Energy, Inc.*(a)	86,736
10,100	Holly Corp.	330,573
15,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	330,296
8,300	Petroleum Development Corp.*	259,043
9,600	Ship Finance International Ltd. (Bermuda)(a)	193,056
7,700	SM Energy Co.	320,936
11,801	Southern Union Co.	296,548
18,900	Stone Energy Corp.*	295,407
2,500	Swift Energy Co.*	79,625
8,200	W&T Offshore, Inc.(a)	89,216

		3,764,249
Paper & Forest Products — 1.2%
20,400	Buckeye Technologies, Inc.	368,220
2,400	Clearwater Paper Corp.*	193,800
21,800	Glatfelter	271,192
19,400	KapStone Paper and Packaging Corp.*	248,320
5,600	Neenah Paper, Inc.	85,960
15,200	Wausau Paper Corp.*	128,288

		1,295,780
Personal Products — 0.3%
3,300	Elizabeth Arden, Inc.*	67,485
25,000	Prestige Brands Holdings, Inc.*	268,750

		336,235
Professional Services — 0.4%
9,600	Dolan Co. (The)*	102,720
21,700	School Specialty, Inc.*(a)	290,780

		393,500
Real Estate Investment Trusts — 6.5%
14,200	Agree Realty Corp.	362,100
28,800	BioMed Realty Trust, Inc.(a)	528,480
24,300	Capstead Mortgage Corp.	277,020
39,100	CBL & Associates Properties, Inc.(a)	613,088
22,800	Cogdell Spencer, Inc.	149,796
29,208	Cousins Properties, Inc.	216,431
41,316	DiamondRock Hospitality Co.*	437,123
5,900	Dynex Capital, Inc.	62,658
11,700	Entertainment Properties Trust(a)	540,891
5,300	Getty Realty Corp.	151,103
18,900	Glimcher Realty Trust	141,939
14,100	Kilroy Realty Corp.(a)	481,797

18,600	LaSalle Hotel Properties	440,634
22,100	Medical Properties Trust, Inc.	247,299
65,000	MFA Financial, Inc.	514,150
4,400	National Health Investors, Inc.	203,720
7,600	Parkway Properties, Inc.	118,256
4,800	PS Business Parks, Inc.	284,448
19,500	Ramco-Gershenson Properties	225,810
21,900	Resource Capital Corp.	138,627
3,800	Sun Communities, Inc.(a)	123,918
43,600	Sunstone Hotel Investors, Inc.*	473,060

		6,732,348
Retail & Merchandising — 0.1%
5,500	Dillard’s, Inc. (Class A Stock)(a)	140,305
Road & Rail — 0.7%
5,000	AMERCO*	411,600
14,600	Marten Transport Ltd.	310,104

		721,704
Semiconductors & Semiconductor Equipment — 0.3%
20,700	Amkor Technology, Inc.*(a)	149,247
16,800	Sigma Designs, Inc.*(a)	191,688

		340,935
Software — 1.2%
23,000	Epicor Software Corp.*	216,200
24,500	Fair Isaac Corp.(a)	588,980
16,600	Kenexa Corp.*	303,614
1,400	MicroStrategy, Inc. (Class A Stock)*	126,882

		1,235,676
Specialty Retail — 3.8%
13,900	Asbury Automotive Group, Inc.*	200,438
3,000	Big 5 Sporting Goods Corp.	40,560
22,400	Cabela’s, Inc.*	415,296
11,100	Cato Corp. (The) (Class A Stock)	293,595
8,300	Children’s Place Retail Stores, Inc. (The)*	365,698
23,700	Collective Brands, Inc.*(a)	363,321
8,400	Genesco, Inc.*	275,184
3,200	Gymboree Corp.*	208,192
18,300	Men’s Wearhouse, Inc. (The)	447,252
17,900	OfficeMax, Inc.*	316,830
32,100	Rent-A-Center, Inc.	806,994
17,900	Stage Stores, Inc.	238,607

		3,971,967
Telecommunications — 0.2%
8,300	Comtech Telecommunications Corp.	255,806
Textiles, Apparel & Luxury Goods — 0.6%
7,800	Oxford Industries, Inc.	179,634
19,800	Timberland Co. (The) (Class A Stock)*	415,404

		595,038

Thrifts & Mortgage Finance — 1.2%
4,400	Berkshire Hills Bancorp, Inc.	85,096
28,300	Dime Community Bancshares	412,897
7,400	First Financial Holdings, Inc.	77,330
18,200	Flushing Financial Corp.	239,330
20,300	Washington Federal, Inc.	305,109
4,200	WSFS Financial Corp.	163,968

		1,283,730
Tobacco — 0.1%
28,100	Alliance One International, Inc.*(a)	124,202
Trading Companies & Distributors — 1.0%
3,000	Applied Industrial Technologies, Inc.	91,230
1,400	DXP Enterprises, Inc.*	26,656
3,700	Houston Wire & Cable Co.	42,661
12,200	Interline Brands, Inc.*	245,098
6,200	Rush Enterprises, Inc. (Class A Stock)*	98,518
7,700	TAL International Group, Inc.	215,754
8,100	WESCO International, Inc.*(a)	346,842

		1,066,759
Wireless Telecommunication Services — 0.5%
7,800	NTELOS Holdings Corp.	141,726
25,400	USA Mobility, Inc.	427,482

		569,208
	TOTAL LONG-TERM INVESTMENTS (cost $96,697,330)	102,897,220

SHORT-TERM INVESTMENT 12.1%
AFFILIATED MONEY MARKET MUTUAL FUND
12,589,643	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,589,643; includes $11,758,401 of cash collateral for securities on loan)(b)(c)	12,589,643

	TOTAL INVESTMENTS(d) — 110.9% (cost $109,286,973)(e)	115,486,863
	Liabilities in excess of other assets — (10.9)%	(11,350,673)

	NET ASSETS — 100%	$104,136,190

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,440,876; cash collateral of $11,758,401 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	As of October 31, 2010, 1 security representing $0 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(e)	The United States federal income tax basis of the Fund’s investments was $108,966,902; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,519,961 (gross unrealized appreciation $18,719,972; gross unrealized depreciation $12,200,011). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost) generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$102,897,220	$—	$—
Affiliated Money Market Mutual Fund	12,589,643	—	—

Total	$115,486,863	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded, mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 21, 2010

*	Print the name and title of each signing officer under his or her signature.